                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                    MARCH 31, 2000
                                              ----------------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Advent International Corporation
               --------------------------------------------------
Address:       75 State Street
               --------------------------------------------------
               Boston, MA  02109
               --------------------------------------------------

               --------------------------------------------------

13F File Number:  28-       6054
                     -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:          Janet L. Hennessy
               --------------------------------------------------
Title:         Vice President and Treasurer
               --------------------------------------------------
Phone:         (617) 951-9447
               --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Janet L. Hennessy                    Boston, MA
---------------------                   -------------                  ------
    [Signature]                         [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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         FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            None
                                                       --------------------

Form 13F Information Table Entry Total:                        29
                                                       --------------------

Form 13F Information Table Value Total:                $    891,757
                                                       --------------------
                                                            (thousands)

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                           FORM 13F INFORMATION TABLE


             COLUMN 1                           COLUMN 2           COLUMN 3         COLUMN 4                COLUMN 5
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                                                                                     VALUE           SHRS OR        SH/ PUT
          NAME OF ISSUER                     TITLE OF CLASS         CUSIP           (x$1000)         PRN AMT        PRN CALL
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED RADIO TELECOM CORP.                        COMMON        00754U-10-1       124,184         3,748,965
-----------------------------------------------------------------------------------------------------------------------------------
ASYST TECHNOLOGY, INC.                              COMMON        04648X-10-7         3,061            52,332
-----------------------------------------------------------------------------------------------------------------------------------
BIOMET, INC.                                        COMMON        090613-10-0        26,810           737,042
-----------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS, INC.                                 COMMON        17275R-10-2         6,777            87,658
-----------------------------------------------------------------------------------------------------------------------------------
CORSAIR COMMUNICATIONS, INC.                        COMMON        220406-10-2        15,027           785,709
-----------------------------------------------------------------------------------------------------------------------------------
CUBIST PHARMACEUTICALS, INC.                        COMMON        229678-10-7         1,904            45,476
-----------------------------------------------------------------------------------------------------------------------------------
CVC, INC.                                           COMMON        126945-10-4        32,309         1,017,591
-----------------------------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS, INC.                               COMMON        126667-10-4         2,833            56,444
-----------------------------------------------------------------------------------------------------------------------------------
EPIX MEDICAL, INC.                                  COMMON        26881Q-10-1         9,460           430,019
-----------------------------------------------------------------------------------------------------------------------------------
EURONET SERVICES, INC.                              COMMON        298736-10-9        10,967         1,032,178
-----------------------------------------------------------------------------------------------------------------------------------
FLIR SYSTEMS, INC.                                  COMMON        302445-10-1         9,156           996,524
-----------------------------------------------------------------------------------------------------------------------------------
GOLDBANC CORP.                                      COMMON        379907-10-8         6,653         1,004,166
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ILEX ONCOLOGY, INC.                                 COMMON        451923-10-6        59,794         1,423,676
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JACADA LTD.                                       ORDINARY        M6184R-10-1         4,891           334,440
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JAZZTEL P.L.C.                              SPONSORED ADRs        47214R-15-2       453,122         5,598,423
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KERAVISION, INC.                                    COMMON        492061-10-6         1,279           210,902
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LECROY CORPORATION                                  COMMON        52324W-10-9         7,875           500,000
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LIONBRIDGE TECHNOLOGIES, INC.                       COMMON        536252-10-9        66,551         4,364,004
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MEDICONSULT.COM, INC.                               COMMON        58469J-10-0         8,063         2,804,510
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PIXTECH INC.                                        COMMON        72583K-10-9         3,021           635,945
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QWEST COMMUNICATIONS INTERNATIONAL                  COMMON        749121-10-9         7,889           164,362
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SEAGATE TECHNOLOGY, INC.                            COMMON        81180-410-3         3,147            51,177
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SIMPLAYER.COM                                     ORDINARY        M8411-K10-7         1,687           188,747
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SMARTERKIDS.COM, INC.                               COMMON        83169C-10-6         1,884           478,543
-----------------------------------------------------------------------------------------------------------------------------------
VIRATA CORPORATION                                  COMMON        927646-10-9         8,891            89,022
-----------------------------------------------------------------------------------------------------------------------------------
VISION TWENTY-ONE, INC.                             COMMON        92831N-10-1            22            14,527
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WORLDGATE COMMUNICATIONS, INC.                      COMMON        98156L-30-7        11,400           379,218
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ZINDART LIMITED                             SPONSORED ADRs        989597-10-9         3,099           708,444
-----------------------------------------------------------------------------------------------------------------------------------



                                                  COLUMN 6        COLUMN 7                    COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------
                                                 INVESTMENT        OTHER                   VOTING AUTHORITY
                                                 DISCRETION       MANAGERS       SOLE           SHARED         NONE
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
ADVANCED RADIO TELECOM CORP.                        SOLE                       1,248,965       1,780,580      719,420
-----------------------------------------------------------------------------------------------------------------------------
ASYST TECHNOLOGY, INC.                              SOLE                          52,332
-----------------------------------------------------------------------------------------------------------------------------
BIOMET, INC.                                        SOLE                         737,042
-----------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS, INC.                                 SOLE                          87,658
-----------------------------------------------------------------------------------------------------------------------------
CORSAIR COMMUNICATIONS, INC.                        SOLE                         785,709
-----------------------------------------------------------------------------------------------------------------------------
CUBIST PHARMACEUTICALS, INC.                        SOLE                          45,476
-----------------------------------------------------------------------------------------------------------------------------
CVC, INC.                                           SOLE                       1,017,591
-----------------------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS, INC.                               SOLE                          56,444
-----------------------------------------------------------------------------------------------------------------------------
EPIX MEDICAL, INC.                                  SOLE                         430,019
-----------------------------------------------------------------------------------------------------------------------------
EURONET SERVICES, INC.                              SOLE                       1,032,178
-----------------------------------------------------------------------------------------------------------------------------
FLIR SYSTEMS, INC.                                  SOLE                         996,524
-----------------------------------------------------------------------------------------------------------------------------
GOLDBANC CORP.                                      SOLE                       1,004,166
-----------------------------------------------------------------------------------------------------------------------------
ILEX ONCOLOGY, INC.                                 SOLE                       1,423,676
-----------------------------------------------------------------------------------------------------------------------------
JACADA LTD.                                         SOLE                         334,440
-----------------------------------------------------------------------------------------------------------------------------
JAZZTEL P.L.C.                                      SOLE                       5,598,423
-----------------------------------------------------------------------------------------------------------------------------
KERAVISION, INC.                                    SOLE                         210,902
-----------------------------------------------------------------------------------------------------------------------------
LECROY CORPORATION                                  SOLE                         500,000
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LIONBRIDGE TECHNOLOGIES, INC.                       SOLE                       4,364,004
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MEDICONSULT.COM, INC.                               SOLE                       2,804,510
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PIXTECH INC.                                        SOLE                         560,108          75,837
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QWEST COMMUNICATIONS INTERNATIONAL                  SOLE                         164,362
-----------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY, INC.                            SOLE                          51,177
-----------------------------------------------------------------------------------------------------------------------------
SIMPLAYER.COM                                       SOLE                         188,747
-----------------------------------------------------------------------------------------------------------------------------
SMARTERKIDS.COM, INC.                               SOLE                         478,543
-----------------------------------------------------------------------------------------------------------------------------
VIRATA CORPORATION                                  SOLE                          89,022
-----------------------------------------------------------------------------------------------------------------------------
VISION TWENTY-ONE, INC.                             SOLE                          14,527
-----------------------------------------------------------------------------------------------------------------------------
WORLDGATE COMMUNICATIONS, INC.                      SOLE                         379,218
-----------------------------------------------------------------------------------------------------------------------------
ZINDART LIMITED                                     SOLE                         708,444
-----------------------------------------------------------------------------------------------------------------------------